Note 9 - Intangible Assets - Acquired Intangible Assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Amount	$ 305,891
Finite-Lived Intangible Asset, Useful Life (Year)	19 years 1 month 6 days
Customer Relationships [Member]
Amount	$ 224,940
Finite-Lived Intangible Asset, Useful Life (Year)	19 years 6 months
Trademarks and Trade Names [Member]
Amount	$ 21,880
Finite-Lived Intangible Asset, Useful Life (Year)	15 years
Other Intangible Assets [Member]
Amount	$ 59,071
Finite-Lived Intangible Asset, Useful Life (Year)	19 years 1 month 6 days